Postretirement Plans (Components Of Net Postretirement Benefits Expense) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Postretirement Benefit Plans [Line Items]
Net postretirement expense	$ 145	$ 132	$ 94
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Service cost	3	5	4
Interest cost	17	24	30
Net amortization	(7)	1	15
Net postretirement expense	$ 13	$ 30	$ 49